Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,021,447.31

Principal:
Principal Collections	$20,530,880.48
Prepayments in Full	$11,725,554.63
Liquidation Proceeds	$400,975.37
Recoveries	$293.84
Sub Total	$32,657,704.32
Collections	$35,679,151.63

Purchase Amounts:
Purchase Amounts Related to Principal	$376,363.92
Purchase Amounts Related to Interest	$1,941.36
Sub Total	$378,305.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,057,456.91

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,057,456.91
Servicing Fee	$713,153.06	$713,153.06	$0.00	$0.00	$35,344,303.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,344,303.85
Interest - Class A-2 Notes	$28,828.56	$28,828.56	$0.00	$0.00	$35,315,475.29
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$35,072,841.96
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$34,985,119.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,985,119.04
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$34,935,006.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,935,006.96
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$34,890,545.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,890,545.88
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$34,826,616.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,826,616.63
Regular Principal Payment	$31,589,524.22	$31,589,524.22	$0.00	$0.00	$3,237,092.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,237,092.41
Residuel Released to Depositor	$0.00	$3,237,092.41	$0.00	$0.00	$0.00
Total		$36,057,456.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,589,524.22
Total					$31,589,524.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,589,524.22	$63.48	$28,828.56	$0.06	$31,618,352.78	$63.54
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$31,589,524.22	$19.62	$517,687.22	$0.32	$32,107,211.44	$19.94

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$73,604,830.42	0.1479197	$42,015,306.20	0.0844359
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$819,344,830.42	0.5088972	$787,755,306.20	0.4892769

Pool Information
Weighted Average APR	4.408%	4.403%
Weighted Average Remaining Term	42.81	41.96
Number of Receivables Outstanding	48,262	47,262
Pool Balance	$855,783,668.52	$822,187,130.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$823,982,913.99	$791,889,441.69
Pool Factor	0.5219039	0.5014149

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$12,332,806.95
Yield Supplement Overcollateralization Amount	$30,297,688.45
Targeted Overcollateralization Amount	$34,431,823.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,431,823.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		126	$562,763.98
(Recoveries)		62	$293.84
Net Losses for Current Collection Period			$562,470.14
Cumulative Net Losses Last Collection Period			$5,112,342.52
Cumulative Net Losses for all Collection Periods			$5,674,812.66

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.79%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.67%	672	$13,706,511.25
61-90 Days Delinquent	0.21%	81	$1,711,621.03
91-120 Days Delinquent	0.08%	26	$623,935.16
Over 120 Days Delinquent	0.08%	35	$668,066.82
Total Delinquent Receivables	2.03%	814	$16,710,134.26

Repossession Inventory:
Repossessed in the Current Collection Period		35	$677,389.10
Total Repossessed Inventory		54	$1,219,670.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5166%
Preceding Collection Period			0.7788%
Current Collection Period			0.8045%
Three Month Average			0.6999%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2955%
Preceding Collection Period			0.2880%
Current Collection Period			0.3005%
Three Month Average			0.2947%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer